Summary of Loans Past Due but Not Impaired (Details) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Gross Loans	$ 726,031	$ 725,812
Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	2,214	2,494
Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	258	285
Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	608	790
Financial assets past due but not impaired [member] | Credit Card 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	275	367
Financial assets past due but not impaired [member] | Businesses And Government [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,073	1,052
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,790	1,752
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	197	221
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	456	590
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Credit Card 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	171	218
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Businesses And Government [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	966	723
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	424	742
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	61	64
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	152	200
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Credit Card 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	104	149
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Businesses And Government [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	$ 107	$ 329